Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 37,243	$ 34,134
Accumulated amortization	14,385	11,827
Net book value	22,858	22,307
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Cost	20,770	16,964
Accumulated amortization	5,093	4,094
Net book value	15,677	12,870
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	4,735	4,862
Accumulated amortization	3,068	2,663
Net book value	1,667	2,199
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Cost	11,419	12,025
Accumulated amortization	6,053	4,952
Net book value	5,366	7,073
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Cost	319	283
Accumulated amortization	171	118
Net book value	$ 148	$ 165